UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: BBIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BBIF Government Securities Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Government Securities LLC	$205,412,774
Total Investments (Cost — $205,412,774) — 100.0%	205,412,774
Other Assets Less Liabilities — 0.0%	35,534

Net Assets — 100.0%	$205,448,308

BBIF Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $205,412,774 and 52.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

BBIF GOVERNMENT SECURITIES FUND	JUNE 30, 2015	1

Schedule of Investments June 30, 2015 (Unaudited)	Master Government Securities LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.13%, 7/02/15	$5,000	$4,999,964
0.09%, 7/16/15	5,000	4,999,807
0.02%, 7/23/15	5,000	4,999,928
0.08%, 7/23/15	20,000	19,999,010
0.08%, 7/23/15	13,000	13,000,000
0.02%, 7/30/15	8,000	7,999,833
0.02%, 8/13/15	3,000	2,999,927
0.09%, 8/13/15	10,000	9,998,900
0.07%, 8/27/15	8,000	7,999,162
0.02%, 9/10/15	25,000	24,999,125
0.12%, 10/01/15	15,000	14,995,350
0.14%, 10/01/15	12,840	12,835,522
U.S. Treasury Notes:
0.25%, 7/15/15	10,000	10,000,786
4.25%, 8/15/15	20,000	20,105,229
1.25%, 8/31/15	8,945	8,962,157
1.25%, 10/31/15	14,443	14,499,313
0.38%, 11/15/15	5,797	5,803,117
4.50%, 11/15/15	5,000	5,082,600
0.06%, 1/31/16 (b)	6,625	6,624,051
0.08%, 4/30/16 (b)	13,165	13,165,011
0.09%, 7/31/16 (b)	12,407	12,410,014
0.07%, 10/31/16 (b)	15,781	15,778,257
0.10%, 1/31/17 (b)	2,948	2,948,095
0.09%, 4/30/17 (b)	5,823	5,823,111
Total U.S. Treasury Obligations (Cost — $251,028,269) — 64.7%		251,028,269

Repurchase Agreements
Bank of Montreal, 0.09%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $13,000,033, collateralized by various U.S. Treasury Obligations, 0.50% to 4.63%, due 8/31/16 to 11/15/43, original par and fair values of $12,817,080 and $13,260,042, respectively)	13,000	13,000,000
Total Value of Bank of Montreal (collateral value of $13,260,042)		13,000,000
Bank of Nova Scotia, 0.10%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $19,000,053, collateralized by various U.S. Treasury Obligations, 0.63% to 4.63%, due 7/31/16 to 8/15/44, original par and fair values of $19,309,956 and $19,380,055, respectively)	19,000	19,000,000
Total Value of Bank of Nova Scotia (collateral value of $19,380,055)		19,000,000
Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.08%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $3,000,007, collateralized by various U.S. Treasury Obligations, 0.00% to 7.88%, due 7/31/17 to 11/15/44, original par and fair values of $3,802,117 and $3,060,006, respectively)	$3,000	$3,000,000
BNP Paribas Securities Corp., 0.06%, 7/02/15 (Purchased on 6/25/15 to be repurchased at $15,000,175, collateralized by various U.S. Treasury Obligations, 0.00% to 4.50%, due 7/23/15 to 2/15/45, original par and fair values of $15,956,987 and $15,300,007, respectively)	15,000	15,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $18,360,013)		18,000,000
HSBC Securities (USA) Inc., 0.10%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $15,000,042, collateralized by a U.S. Treasury Obligation, 0.50%, due 6/15/16, original par and fair values of $15,270,000 and $15,303,711, respectively)	15,000	15,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $15,303,711)		15,000,000
J.P. Morgan Securities LLC, 0.12%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $15,000,050, collateralized by a U.S. Treasury Obligation, 2.63%, due 11/15/20, original par and fair values of $14,600,000 and $15,300,380, respectively)	15,000	15,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $15,300,380)		15,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.11%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $15,008,046, collateralized by a U.S. Treasury Obligation, 0.25%, due 5/15/16, original par and fair values of $15,313,000 and $15,308,215, respectively)	15,008	15,008,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $15,308,215)		15,008,000

MASTER GOVERNMENT SECURITIES LLC	JUNE 30, 2015	1

Schedule of Investments (continued)	Master Government Securities LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.08%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $15,680,035, collateralized by various U.S. Treasury Obligations, 0.00% to 4.25%, due 5/15/16 to 8/15/42, original par and fair values of $16,216,800 and $15,993,603, respectively)	$15,680	$15,680,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,993,603)		15,680,000
RBC Capital Markets LLC, 0.07%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $10,480,020, collateralized by various U.S. Treasury Obligations, 0.00% to 8.13%, due 6/30/17 to 5/15/36, original par and fair values of $10,922,508 and $10,689,636, respectively)	10,480	10,480,000
Total Value of RBC Capital Markets LLC (collateral value of $10,689,636)		10,480,000
Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.10%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $15,000,042, collateralized by a U.S. Treasury Obligation, 2.50%, due 5/15/24, original par and fair value of $14,990,900 and $15,300,087, respectively)	$15,000	$15,000,000
Total Value of TD Securities (collateral value of $15,300,087)		15,000,000
Total Repurchase Agreements (Cost — $136,168,000) — 35.1%		136,168,000
Total Investments (Cost — $387,196,269*) — 99.8%		387,196,269
Other Assets less Liabilities — 0.2%		937,081

Net Assets — 100.0%		$388,133,350

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

2	MASTER GOVERNMENT SECURITIES LLC	JUNE 30, 2015

Schedule of Investments (concluded)	Master Government Securities LLC

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$387,196,269	—	$387,196,269

[1] See above Schedule of Investments for values in each security type.

The Master LLC may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, bank overdraft of $9,800 is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

MASTER GOVERNMENT SECURITIES LLC	JUNE 30, 2015	3

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund and Master Government Securities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: August 21, 2015